FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034
                                   ---------

                      Franklin Real Estate Securities Trust
                      -------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
        -----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  1/31/05
                           -------

Item 1. Schedule of Investments.


FRANKLIN REAL ESTATE SECURITIES TRUST

QUARTERLY STATEMENT OF INVESTMENTS
JANUARY 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin Real Estate Securities Fund ........................................  3

Notes to Statement of Investments ...........................................  5

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

                       This page intentionally left blank.

FRANKLIN REAL ESTATE SECURITIES TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------
       FRANKLIN REAL ESTATE SECURITIES FUND                                           SHARES         VALUE
--------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.93.1%)
       FINANCE/RENTAL/LEASING 3.7%
       CharterMac .............................................................       661,400    $ 15,529,672
       Fannie Mae .............................................................       294,200      18,999,436
                                                                                                 -------------
                                                                                                   34,529,108
                                                                                                 -------------
       FINANCIAL CONGLOMERATES 1.3%
       Brascan Corp. ..........................................................       325,300      11,076,465
       Brascan Corp., A (Canada) ..............................................        19,800         674,100
                                                                                                 -------------
                                                                                                   11,750,565
                                                                                                 -------------
       HOMEBUILDING 1.9%
       Lennar Corp., A ........................................................       324,500      18,324,515
                                                                                                 -------------
       HOTEL/RESORTS/CRUISELINES .4%
    (a)La Quinta Corp. ........................................................       455,100       3,954,819
                                                                                                 -------------
       REAL ESTATE DEVELOPMENT 8.0%
       Brookfield Properties Corp. (Canada) ...................................       315,840      11,528,160
       Forest City Enterprises Inc., A ........................................       398,600      23,102,856
    (a)Killam Properties Inc. (Canada) ........................................     2,604,700       4,703,747
       LNR Property Corp. .....................................................        83,500       5,260,500
(a),(b)Northstar Capital Investment Corp., 144A ...............................       100,000       1,350,000
       The St. Joe Co. ........................................................       433,700      29,838,560
                                                                                                 -------------
                                                                                                   75,783,823
                                                                                                 -------------
       REAL ESTATE INVESTMENT TRUSTS 77.8%
       American Financial Realty Trust ........................................       191,800       2,886,590
       Arden Realty Inc. ......................................................       363,400      12,253,848
       Avalonbay Communities Inc. .............................................       284,700      19,052,124
       Bedford Property Investors Inc. ........................................       147,420       3,701,716
       Boardwalk Real Estate Investment Trust (Canada) ........................     1,331,500      20,638,250
       Boston Properties Inc. .................................................       500,150      28,898,667
       Brandywine Realty Trust ................................................       322,900       8,944,330
       Capital Automotive .....................................................       634,800      20,738,916
       Capital Trust Inc., A ..................................................       298,900       9,600,668
       Catellus Development Corp. .............................................       622,980      16,708,324
       Corporate Office Properties Trust ......................................       609,400      15,679,862
       Cousins Properties Inc. ................................................       124,700       3,777,163
       CRT Properties Inc. ....................................................       411,700       9,452,632
       Developers Diversified Realty Corp. ....................................       115,700       4,599,075
    (c)Digital Realty Trust Inc. ..............................................     1,264,500      17,450,100
       Entertainment Properties Trust .........................................       321,800      13,550,998
       Equity Residential .....................................................       920,400      29,029,416
       Essex Property Trust Inc. ..............................................        32,100       2,309,595
       Eurocastle Investment Ltd. (United Kingdom) ............................       200,000       4,431,065
       Extra Space Storage Inc. ...............................................     1,250,000      16,212,500
       General Growth Properties Inc. .........................................     1,182,890      37,580,415
       Glimcher Realty Trust ..................................................       193,700       4,956,783
       GMH Communities Trust ..................................................     1,300,000      16,952,000
       Host Marriott Corp. ....................................................     1,021,000      16,336,000


                                          Quarterly Statement of Investments | 3

FRANKLIN REAL ESTATE SECURITIES TRUST

--------------------------------------------------------------------------------------------------------------
       FRANKLIN REAL ESTATE SECURITIES FUND                                           SHARES         VALUE
--------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       REAL ESTATE INVESTMENT TRUSTS (CONT.)
       iStar Financial Inc. ...................................................       681,600    $ 28,524,960
       Kilroy Realty Corp. ....................................................       345,100      13,486,508
       Kimco Realty Corp. .....................................................       179,000       9,483,420
       Kite Realty Group Trust ................................................       850,000      12,750,000
       LaSalle Hotel Properties ...............................................       341,400      10,358,076
       Lexington Corporate Properties Trust ...................................       420,300       8,994,420
       Liberty Property Trust .................................................       466,600      18,220,730
       Manufactured Home Communities Inc. .....................................       189,200       6,485,776
       Newcastle Investment Corp. .............................................       572,800      17,321,472
       Parkway Properties Inc. ................................................       183,000       8,509,500
       ProLogis ...............................................................       734,400      28,010,016
    (b)Provident Senior Living Trust, 144A ....................................     1,073,000      16,095,000
       PS Business Parks Inc. .................................................       330,200      13,934,440
       Public Storage Inc. ....................................................       386,500      20,295,115
       Ramco-Gershenson Properties Trust ......................................       262,400       7,399,680
       Regency Centers Corp. ..................................................       285,700      14,113,580
       Simon Property Group Inc. ..............................................       749,363      44,437,226
       SL Green Realty Corp. ..................................................       250,300      13,323,469
       Tanger Factory Outlet Centers Inc. .....................................       234,600       5,536,560
       Taubman Centers Inc. ...................................................       180,300       4,869,903
       The Macerich Co. .......................................................       668,400      38,239,164
       Trizec Properties Inc. .................................................       731,000      12,946,010
       U-Store-It Trust .......................................................       664,300      10,894,520
       Vornado Realty Trust ...................................................       520,000      35,952,800
                                                                                                 -------------
                                                                                                  735,923,382
                                                                                                 -------------
       TOTAL LONG TERM INVESTMENTS (COST $606,153,446) ........................                   880,266,212
                                                                                                 -------------
       SHORT TERM INVESTMENT (COST $84,202,781) 8.9%
       MONEY FUND
    (d)Franklin Institutional Fiduciary Trust Money Market Portfolio ..........    84,202,781      84,202,781
                                                                                                 -------------
       TOTAL INVESTMENTS (COST $690,356,227) 102.0% ...........................                   964,468,993
       OTHER ASSETS, LESS LIABILITIES (2.0)% ..................................                   (18,533,069)
                                                                                                 -------------
       NET ASSETS 100.0% ......................................................                  $945,935,924
                                                                                                 =============

(a)   Non-income producing.

(b)   See Note 2 regarding restricted securities.

(c)   See Note 3 regarding Holdings of 5% Voting Securities.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


4 | See Notes to Statement of Investments. | Quarterly Statement of Investments

FRANKLIN REAL ESTATE SECURITIES TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (the Fund) is a separate, non-diversified series of Franklin Real Estate Securities Trust (the Trust), which is an open-end investment company registered under the Investment Company of 1940.

1. INCOME TAXES

At January 31, 2005 the net unrealized appreciation (depreciation) based on the cost of investments and securities sold short for income tax purposes was as follows:

Cost of investments ................................   $690,477,243
                                                       -------------
Unrealized appreciation ............................   $275,557,838
Unrealized depreciation ............................     (1,566,088)
                                                       -------------
Net unrealized appreciation (depreciation) .........   $273,991,750
                                                       =============

2. RESTRICTED SECURITIES

At January 31, 2005 the Fund held investments in restricted and illiquid securities as follows:

---------------------------------------------------------------------------------------------------------
                                                             ACQUISITION
 SHARES      ISSUER                                              DATE            COST           VALUE
---------------------------------------------------------------------------------------------------------
  100,000    Northstar Capital Investment Corp., 144A ....     01/16/98      $ 1,993,250     $ 1,350,000
1,073,000    Provident Senior Living Trust, 144A .........     07/26/04       16,095,000      16,095,000
                                                                                             ------------
TOTAL RESTRICTED SECURITIES (1.84% OF NET ASSETS) .....................                      $17,445,000
                                                                                             ============

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

Investments in "affiliated companies" for the Fund at January 31, 2005, were as shown below.

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    REALIZED
                                                                                                      INVESTMENT    CAPITAL
                               NUMBER OF                                  NUMBER OF                     INCOME     GAIN (LOSS)
                              SHARES HELD      GROSS         GROSS       SHARES HELD      VALUE        5/01/04-      5/01/04-
NAME OF ISSUER                  4/30/04      ADDITIONS     REDUCTIONS      1/31/05       1/31/05       1/31/05       1/31/05
------------------------------------------------------------------------------------------------------------------------------
Digital Realty Trust Inc.          0         1,264,500         0          1,264,500   $ 17,450,100     $197,664        $--
                                                                                      ----------------------------------------
TOTAL AFFILIATED SECURITIES (1.84% OF NET ASSETS)                                     $ 17,450,100     $197,664        $--
                                                                                      ========================================

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                          Quarterly Statement of Investments | 5

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains
    ------------------------------------------------
disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the
    ----------------------------
Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/Jimmy D. Gambill
   -------------------
      Chief Executive Officer - Finance and Administration
Date:   March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
   -------------------
      Chief Executive Officer - Finance and Administration
Date:   March 22, 2005


By /s/Galen G. Vetter
   ------------------
      Chief Financial Officer
Date:   March 22, 2005



















                                                           Exhibit A

                                CERTIFICATIONS


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Real Estate Securities Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2005

/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration












I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Real Estate Securities Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2005

/S/GALEN G. VETTER
Chief Financial Officer